INVESTMENT IN PRIVATE COMPANY (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended
	Nov. 30, 2022 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2022	Jul. 11, 2019 shares
IfrsStatementLineItems [Line Items]
Fair value	$ 3,363	$ 3,363
Carrying value	$ 4,046	$ 4,046
Unrealized loss			$ 4,046
Minimum [Member]
IfrsStatementLineItems [Line Items]
Offering price | $ / shares	$ 4.00	$ 4.00
Maximum [Member]
IfrsStatementLineItems [Line Items]
Offering price | $ / shares	$ 5.00	$ 5.00
Acquisition Of Salva Rx [Member] | Intensity [Member]
IfrsStatementLineItems [Line Items]
Investment			$ 4,500
Number of shares purchased | shares			1,000.0
Percentage of equity held			7.50%
Percentage of voting equity interests acquired			7.00%	7.35%
Acquisition Of Intensity Holding Limited [Member] | Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued in acquisition					129,806
Number of private company share consists in sole asset | shares					288,458